Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021
Goodwill and Intangible Assets, Net [Abstract]
Goodwill, Beginning Balance		$ 2,622,644		$ 2,578,645
Goodwill resulting from acquisitions		48,395	[1]	104,151	[2]
Decrease in goodwill as a result of divestiture	[3]			(61,396)
Other		(8,214)		1,244
Goodwill, Ending Balance		$ 2,662,825		$ 2,622,644

[1]	Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total preliminary purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total preliminary purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.
[2]	Mainly relates to the acquisition of Sourced Group. In allocating the total purchase price for Sourced Group, based on estimated fair values, the Company recorded $79,863 of goodwill, $18,211 of customer relationships to be amortized over approximately seven years and $3,056 of core technology to be amortized over three years.
[3]	Relates to the divestiture of OpenMarket completed on December 31, 2020, see also Note 3.